Property, Plant and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual) [Abstract]
Construction in progress	$ 4,048	$ 9,781
Depreciation	$ 31,360	$ 37,640	$ 33,363